LOANS PAYABLE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
LOANS PAYABLE TO RELATED PARTIES

NOTE 7 – LOANS PAYABLE TO RELATED PARTIES

The Company had the following loans payable to related parties:

	December 31,
	2024	2023
Beginning balance Loan 1 - payable to Stephen Morris	$125,910	$374,018
Additions	435,923	573,324
Loan resolution – convert principal into shares of common stock.	-	(821,432)
Ending balance Loan 1 - payable to Stephen Morris	561,833	125,910

Loan - payable to Stephen Morris	543,262	552,639
Related party loan - payable to director	-	28,899
Total loan payable to related parties	1,105,095	710,886
Less – current portion	-	158,247

Total – non-current	$1,105,095	$552,639

●	Loan 1 (January 16, 2016) - Stephen Morris, Founder, CTO and Chair.

On January 16, 2016, our wholly owned subsidiary, Bubblr Limited, entered into a Loan Agreement (the “Loan Agreement”) with Mr. Stephen Morris. The Loan Agreement is unsecured and carries no interest, is payable on demand, and is for working capital or as the Company deems appropriate. The Loan is available for drawing by the Company in multiple tranches.

On December 20, 2022, the Company entered into an amendment (the “Amendment”) with Bubblr Limited and Mr. Morris to reduce the outstanding principal amount of the loan by $71,540 (£59,543) in exchange for the Company assigning advances receivables of $71,540 (£59,543) whereon Mr. Morris is entitled to amounts received pursuant to such receivables and will bear the risk of non-payment with respect to such receivables. The loan balance was $374,018 (£309,080).

On December 27, 2023, Stephen Morris converted $821,432 in principal of promissory notes payable and due to him from the Company into 2,489,186 shares of Common Stock. The conversion price for the Common Stock was $0.33 per share.

On December 27, 2023, the parties entered into a fourth amendment with Mr. Morris to add $573,324 in principal for working capital purposes. The loan balance was $125,910 (£98,900).

On September 30, 2024, the parties entered into a sixth amendment with Mr. Morris such that the principal amount of the loan shall be due and payable by Borrower to Lender on the earlier of (i) the completion of an equity offering by Bubblr, Inc., for no less than $5,000,000, or (ii) three years from the date of this Amendment. On September 30, 2024, loan payable obligations included in long-term liabilities were $389,840 (£291,491).

On December 31, 2024, loan payable obligations included in long-term liabilities were $561,833 (£448,089).

●	Loan 2 (September 7, 2022) - Stephen Morris, Founder, CTO and Chair.

On September 7, 2022, our wholly owned subsidiary, Bubblr Limited, entered into a new loan agreement (the “Loan Agreement”) with Mr. Morris for $501,049 (£434,060). The Loan Agreement is unsecured, carries no interest, is non-convertible, and is due upon maturity, which is three years after the date of the agreement.

On December 31, 2023, loan payable obligations included in long-term liabilities were $552,639 (£434,089).

On September 30, 2024, the parties desired to amend the loan such that the maturity date, which is three years from the date of the Loan Agreement to three years from the date of this amendment.

On December 31, 2024, loan payable obligations included in long-term liabilities were $543,262 (£434,089).

●	Related Party Loan – Professor Paul Morrissey, Director.

On September 8, 2023, the Company entered into a new loan agreement with Professor Paul Morrissey for $28,899 (£22,700). The Loan had an original issue discount of $7,257 (£5,700). The Loan Agreement is unsecured, non-convertible, and carries a fixed interest rate of 2.85% every four weeks on the original principal. It is non-convertible and was payable four weeks after the date of the agreement. The loan outstanding on December 31, 2024, and December 31, 2023, is $0 (£0) and $32,337 (£25,401) respectively. Total interest expense was $6,242 and $13,476 for the years ended December 31, 2024, and 2023, respectively. The loan was fully paid in May 2024.